Income Taxes (Computation Of Income Tax Expense (Benefit)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory income tax provision expense/(benefit)	$ (857)	$ (691)	$ (177)
State income tax expense/(benefit), net of federal tax effect	(32)	(37)	(1)
Meal expense	7	8	7
Bankruptcy administration expenses	26	0	0
Change in valuation allowance	839	705	121
Tax benefit resulting from OCI allocation	(569)	0	0
Income Tax Reconciliation, Other Adjustments	17	15	15
Income tax benefit	$ (569)	$ 0	$ (35)